Long term investments (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Nov. 29, 2019 CNY (¥)	Jan. 10, 2018 CNY (¥) km²	Jun. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 03, 2020 CNY (¥)	Apr. 03, 2020 USD ($)	Apr. 02, 2020	Nov. 29, 2019 USD ($)	Jan. 10, 2018 USD ($)
Equity Method Investment, Ownership Percentage				100.00%
Other than Temporary Impairment Losses, Investments | $				$ 0	$ 0	$ 0
Libo Haokun [Member]
Amount of investment		¥ 120,000									$ 18,400,000
Equity Method Investment, Ownership Percentage		18.00%									18.00%
Number of square kilometers, right to mine provided | km²		0.11
Jingning Zhonggang [Member]
Equity Method Investment, Ownership Percentage					82.00%
Number of days from the supplementary agreement, consideration along with interest refundable if mining permit not received			30 days
Tantech [Member]
Equity Method Investment, Ownership Percentage					18.00%
Fuquan Chengwang [Member]
Amount of investment	¥ 7,100						¥ 46,500	$ 7,130,000		$ 46,320,000
Equity Method Investment, Ownership Percentage	18.00%				100.00%		14.76%	14.76%	18.00%	18.00%
Value of the mining rights | ¥	¥ 257,350
Number of days, consideration payable after the completion of transfer of ownership	30 days
Fuquan Chengwang [Member] | Tantech [Member]
Equity Method Investment, Ownership Percentage					18.00%
Jingning Meizhongkuang [Member]
Equity Method Investment, Ownership Percentage					18.00%		18.00%	18.00%